Accrued Expenses (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Accrued Expenses [Abstract]
Schedule of accrued expenses

	October 31,	April 30,
(in millions)	2015	2015

Compensation and employee benefits	$158.0	$157.3
Taxes other than income	17.9	25.2
Royalties and partner commissions	51.8	54.5
Litigation	2.0	1.6
Professional fees	7.0	8.2
Subcontractor expense	7.0	7.9
Interest	92.4	22.6
Restructuring	6.5	3.7
Asset retirement obligations	2.9	1.4
Deferred rent	3.3	3.5
Other	49.8	53.2
Accrued expenses	$398.6	$339.1

	April 30,	May 31,
(in millions)	2015	2014
Compensation and employee benefits	$157.3	$170.2
Taxes other than income	25.2	26.0
Royalties and partner commissions	54.5	47.0
Litigation	1.6	2.4
Professional fees	8.2	8.1
Subcontractor expense	7.9	8.0
Interest	22.6	69.1
Restructuring	3.7	16.1
Asset retirement obligations	1.4	1.7
Deferred rent	3.5	16.9
Other	53.2	40.8
Accrued expenses	$339.1	$406.3